Risk Management Activities - Market Risk - Interest Rate - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Risk Management [line items]
Borrowings	$ 1,526.9	$ 1,845.8
Interest Bearing Borrowings [Member] | LIBOR [Member]
Disclosure of Financial Risk Management [line items]
Borrowings	333.5	83.5
Change in Bank Bill Swap Bid Rate [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	200.0	168.5
Sensitivity to interest rates [member] | Interest Bearing Borrowings [Member]
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	$ 533.5	$ 252.0